OPPENHEIMER DISCIPLINED VALUE FUND
SEMIANNUAL REPORT APRIL 30, 1997


[PHOTO]

"WE HAVE A LOT OF
IMPORTANT
GOALS, SO WE
NEED OUR MONEY
TO GROW SOLIDLY
OVER TIME."

[OPPENHEIMERFUNDS LOGO]

OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

THIS FUND IS FOR PEOPLE WHO SEEK LONG-TERM GROWTH AND FEEL MOST COMFORTABLE INVESTING IN WELL-ESTABLISHED, YET UNDERVALUED COMPANIES.

                                      NEWS

                                BEAT THE AVERAGE

Cumulative Total Return for the 5-Year Period Ended 3/31/97:

Oppenheimer Disciplined
Value Fund
Class A Shares (at net asset value)(1)

112.34%

Lipper Growth Funds Average for 271 Growth Funds for the 5-Year Period Ended 3/31/97(3)

87.43%

THE FUND'S CLASS A SHARES WERE RANKED **** AMONG 1,919 (3-YEAR), 1,076 (5-YEAR) AND 601 (10-YEAR) EQUITY FUNDS FOR THE COMBINED 3-, 5- AND 10-YEAR PERIODS ENDED 3/31/97 BY MORNINGSTAR MUTUAL FUNDS.(4)


HOW YOUR FUND IS MANAGED

Oppenheimer Disciplined Value Fund seeks long-term growth of capital through investment primarily in common stocks with low price/earnings ratios and better-than-anticipated earnings. Current income is a secondary consideration. The management team employs a disciplined bottom-up approach to security selection.

PERFORMANCE

Total returns for the six months ended 4/30/97 were 10.69% for Class A shares, 10.16% for Class B shares, and 10.17% for Class C shares, without deducting sales charges. Cumulative total return for Class Y shares from inception on 12/16/96 to 4/30/97 was 6.93%, without deducting sales charges.(1)

      Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 3/31/97 were 6.72%, 14.88% and 12.79%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and from inception on 10/2/95 to 3/31/97 were 7.07% and 14.56%, respectively. Cumulative total return from inception on 5/1/96 to 3/31/97 was 10.78% for Class C shares, and for Class Y shares from inception on 12/16/96 to 3/31/97 was 2.91%.(2)

OUTLOOK

"The correction in the stock market at the end of March reduced valuations on many stocks and provided additional opportunities for investing."

                               Peter Antos, Michael Strathearn and Kenneth White
                                                              Portfolio Managers
                                                                  April 30, 1997


Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. All classes of shares have the same investment portfolio but different expenses. For more complete information, please review the prospectus carefully before you invest. Prior to March 1, 1996, the Fund had a different investment adviser. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc., the current adviser.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/16/85. The Fund's maximum sales charge for Class A shares was less during a portion of some of the periods shown, and actual investment results will be different as a result. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 4% (since inception). Class C returns include the applicable contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.

3. Source: Lipper Analytical Services, 3/31/97, an independent mutual fund monitoring service. The average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Disciplined Value Fund is characterized by Lipper as a growth fund. Lipper performance is based on total return and does not take sales charges into account.

4. Source: Morningstar Mutual Funds, 3/31/97. Morningstar, Inc. ranks mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star rankings are based on the weighted average of 3-, 5- and 10-year (if applicable) rankings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star.The Fund is ranked 3 stars (3-year), 4 stars (5-year) and 4 stars (10-year), weighted 20%/30%/50%, respectively.

2      Oppenheimer Disciplined Value Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Disciplined Value Fund


DEAR SHAREHOLDER,

So far, 1997 has brought the volatility we anticipated in the equity market. April saw a 9% decline, but it was followed by an even larger rebound. Despite this volatility, we remain optimistic about the rest of the year. On the one hand, the equity market is backed by solid economic fundamentals that should continue for the near future. On the other hand, the ups and downs of the business cycle are a reality, and at some point, possibly this year, we expect that the economy will move into a phase of slower growth.

      On a positive note, the economy has been expanding slowly but steadily. Interest rates are still relatively low, despite the Federal Reserve's recent increase in short-term rates. Low interest rates translate into reduced borrowing rates for companies, which use these savings to improve productivity through new efficiency-enhancing technologies. Higher productivity translates into lower production costs, which in turn results in higher profits.

      In addition, inflation is at its lowest level in three decades. While it's true that an increase in interest rates often indicates an accelerating economy, the Federal Reserve has been quick to acknowledge that inflation and growth are under control. In fact, they've labeled the recent move as a "pre-emptive" act to keep inflation low and extend the economy's healthy growth cycle.

      Despite this good news, we are realistic about the future of the equity market. During 1996, most market gains came from a very select group of about 50-100 large-capitalization stocks. The broader market, including small- and mid-size companies, actually delivered mixed results for the past year. Many large-company stocks are becoming overvalued, or expensive in price, and market buyers will reach a point when they are no longer willing to pay high premiums for them. This may result in a correction, unless investors turn to the many small- and mid-cap stocks that are relatively undervalued. There is plenty of room for growth in these areas, and we expect to see these stocks participating in the market during 1997.

      In this uncertain period, selectivity will be our key to maintaining an effective portfolio. It will be important to base stock choices on the individual merits of companies, such as strong management, fundamental business policies, long-term future prospects and price. For you, the investor, maintaining a long-term investment horizon is essential. Short-term swings will inevitably occur, but the market's long-term trend has been to move higher and higher.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill


May 21, 1997

3      Oppenheimer Disciplined Value Fund

PETER ANTOS
MICHAEL STRATHEARN
KENNETH WHITE
Portfolio Managers

Q + A

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM?

We continued to employ Oppenheimer Disciplined Value Fund's time-tested strategy of buying undervalued stocks with better-than-anticipated earnings. This value strategy was out of favor in the middle part of 1996 as investors grav-itated toward more expensive growth stocks which they believed offered relatively certain earnings prospects. More recently, the market has once again begun to acknowledge the positive earnings potential of out-of-favor stocks. For the six-month period ending April 30, 1997, cumulative total return before sales charges was 10.69% for the Fund's Class A shares.(1)

WHAT CHARACTERISTICS DO YOU LOOK FOR WHEN EVALUATING STOCKS?

We screen the marketplace for out-of-favor, undervalued stocks that have experienced recent favorable earnings surprises. Unexpected by Wall Street analysts, these positive surprises often are leading indicators that out-of-favor stocks may be ready to make a comeback. We manage using a "bottom-up" approach, looking at companies (rather than sectors), to find those investments with the most potential. Before purchasing a stock, we determine the reasons for the company's low valuation, the circumstances that created the positive earnings surprise, if the earnings trend is sustainable and if fundamentally the company is a good investment.

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

The Fund's largest weighting was in the financial services sector, and these securities provided the Fund with its strongest performance. Conseco, an insurance company whose management team has a major interest in the value of the stock, performed exceptionally well by adding several successful acquisitions to the company's core business. Other strong performers among the Fund's financial holdings included Travelers Group, NationsBank, BankAmerica, BankBoston and Chase Manhattan.

      Although the Fund was underweighted in technology stocks, the stocks we owned in this sector performed very well. Our holdings in Seagate Technology, Dell Computer and Intel outperformed analysts' expectations for the period, due in part to strong personal computer demand.(2)

DID ANY INVESTMENTS NEGATIVELY IMPACT THE PORTFOLIO?

Our natural gas holdings under-performed for the period. Natural gas prices rose sub-stantially last year, creating earnings momentum in the industry and excellent stock performance. In 1997, natural gas prices have fallen back somewhat, and stocks with exposure to that business have lagged as a result. We have cut our positions slightly, but continue to maintain some holdings where we still see strong fundamentals.

WHAT IS YOUR OUTLOOK FOR THE FUND?

After a difficult period in mid-1996, when our discipline was out-of-favor with the market, our investment approach has begun to reassert its strength over the last six months. The correction in the stock market at the end of March reduced valuations on many stocks and provided additional opportunities for investing in undervalued stocks with positive earnings surprises.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. The Fund's portfolio is subject to change.

4      Oppenheimer Disciplined Value Fund

STATEMENT OF INVESTMENTS   April 30, 1997 (Unaudited)

                                                                                                 FACE                MARKET VALUE
                                                                                                 AMOUNT              SEE NOTE 1
====================================================================================================================================
SHORT-TERM NOTES--8.3%
------------------------------------------------------------------------------------------------------------------------------------
       Federal Home Loan Bank, 5.28%, 5/1/97 (Cost $18,800,000)(1)                                $  18,800,000        $  18,800,000

                                                                                                  SHARES
====================================================================================================================================
COMMON STOCKS--91.1%
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--6.7%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.7%
       Du Pont (E.I.) De Nemours & Co.                                                                   36,500            3,873,562
------------------------------------------------------------------------------------------------------------------------------------
METALS--3.0%
       Allegheny Teledyne, Inc.                                                                          87,200            2,321,700
       -----------------------------------------------------------------------------------------------------------------------------
       Aluminum Co. of America                                                                           57,400            4,010,825
       -----------------------------------------------------------------------------------------------------------------------------
       Oregon Steel Mills, Inc.                                                                          29,100              480,150
                                                                                                                        ------------
                                                                                                                           6,812,675

------------------------------------------------------------------------------------------------------------------------------------
PAPER--2.0%
       Fort Howard Corp.(2)                                                                             130,500            4,494,094
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--8.1%
------------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--1.2%
       Crescent Real Estate Equities, Inc.                                                              100,600            2,640,750
------------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--3.3%
       AMR Corp.(2)                                                                                      40,300            3,752,937
       -----------------------------------------------------------------------------------------------------------------------------
       Delta Air Lines, Inc.                                                                             37,600            3,463,900
       -----------------------------------------------------------------------------------------------------------------------------
       Galoob Toys, Inc.(2)                                                                              12,100              204,187
                                                                                                                        ------------
                                                                                                                           7,421,024

------------------------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--2.2%
       Federated Department Stores, Inc.(2)                                                              57,200            1,944,800
       -----------------------------------------------------------------------------------------------------------------------------
       Sears Roebuck & Co.                                                                               63,300            3,038,400
                                                                                                                        ------------
                                                                                                                           4,983,200

------------------------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--1.4%
       CompUSA, Inc.                                                                                     22,000              423,500
       -----------------------------------------------------------------------------------------------------------------------------
       Costco Cos., Inc.(2)                                                                              98,000            2,829,750
                                                                                                                        ------------
                                                                                                                           3,253,250

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--10.2%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
       Anheuser-Busch Cos., Inc.                                                                         74,800            3,207,050
------------------------------------------------------------------------------------------------------------------------------------
FOOD--3.8%
       American Stores Co.                                                                               94,700            4,308,850
       -----------------------------------------------------------------------------------------------------------------------------
       Kroger Co.(2)                                                                                    156,400            4,301,000
                                                                                                                        ------------
                                                                                                                           8,609,850

------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--2.7%
       Tenet Healthcare Corp.(2)                                                                        127,070            3,303,820
       -----------------------------------------------------------------------------------------------------------------------------
       WellPoint Health Networks, Inc.(2)                                                                64,300            2,716,675
                                                                                                                        ------------
                                                                                                                           6,020,495

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--1.6%
       Premark International, Inc.                                                                      148,500            3,638,250
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.7%
       RJR Nabisco Holdings Corp.                                                                        56,400            1,677,900

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.7%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &
PRODUCERS--2.5%
       Diamond Offshore Drilling, Inc.(2)                                                                24,200            1,557,875
       -----------------------------------------------------------------------------------------------------------------------------
       Global Marine, Inc.(2)                                                                            74,100            1,491,262
       -----------------------------------------------------------------------------------------------------------------------------
       Oryx Energy Co.                                                                                   71,900            1,438,000
       -----------------------------------------------------------------------------------------------------------------------------
       Tidewater, Inc.                                                                                   31,000            1,243,875
                                                                                                                        ------------
                                                                                                                           5,731,012

5      Oppenheimer Disciplined Value Fund

                                                                                                                     MARKET VALUE
                                                                                                     SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--6.2%
       Amoco Corp.                                                                                       33,600       $    2,809,800
       -----------------------------------------------------------------------------------------------------------------------------
       Chevron Corp.                                                                                     61,100            4,185,350
       -----------------------------------------------------------------------------------------------------------------------------
       Exxon Corp.                                                                                       65,000            3,680,625
       -----------------------------------------------------------------------------------------------------------------------------
       Mobil Corp.                                                                                       25,900            3,367,000
                                                                                                                        ------------
                                                                                                                          14,042,775

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--18.5%
------------------------------------------------------------------------------------------------------------------------------------
BANKS--6.9%
       BankAmerica Corp.                                                                                 36,900            4,312,687
       -----------------------------------------------------------------------------------------------------------------------------
       BankBoston Corp.                                                                                  58,600            4,263,150
       -----------------------------------------------------------------------------------------------------------------------------
       Chase Manhattan Corp. (New)                                                                       10,500              972,562
       -----------------------------------------------------------------------------------------------------------------------------
       NationsBank Corp.                                                                                 58,600            3,537,975
       -----------------------------------------------------------------------------------------------------------------------------
       PNC Bank Corp.                                                                                    59,600            2,451,050
                                                                                                                        ------------
                                                                                                                          15,537,424

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--5.4%
       Dean Witter, Discover & Co.                                                                      113,400            4,337,550
       -----------------------------------------------------------------------------------------------------------------------------
       Salomon, Inc.                                                                                     61,400            3,070,000
       -----------------------------------------------------------------------------------------------------------------------------
       Travelers Group, Inc.                                                                             86,700            4,801,012
                                                                                                                        ------------
                                                                                                                          12,208,562

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--6.2%
       AFLAC, Inc.                                                                                       28,800            1,238,400
       -----------------------------------------------------------------------------------------------------------------------------
       Chubb Corp.                                                                                       52,300            3,020,325
       -----------------------------------------------------------------------------------------------------------------------------
       Conseco, Inc.                                                                                    114,800            4,749,850
       -----------------------------------------------------------------------------------------------------------------------------
       Equitable Cos., Inc.                                                                              76,400            2,234,700
       -----------------------------------------------------------------------------------------------------------------------------
       Travelers Property Casualty Corp., Cl. A                                                          83,800            2,828,250
                                                                                                                        ------------
                                                                                                                          14,071,525

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--16.5%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
       Rockwell International Corp.                                                                      52,500            3,491,250
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.6%
       DT Industries, Inc.                                                                               49,200            1,279,200
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--12.8%
       AGCO Corp.                                                                                       144,700            3,744,112
       -----------------------------------------------------------------------------------------------------------------------------
       Case Corp.                                                                                        63,500            3,516,312
       -----------------------------------------------------------------------------------------------------------------------------
       Deere & Co.                                                                                       83,700            3,850,200
       -----------------------------------------------------------------------------------------------------------------------------
       Ingersoll-Rand Co.                                                                                75,300            3,699,112
       -----------------------------------------------------------------------------------------------------------------------------
       Mark IV Industries, Inc.                                                                          48,032            1,116,744
       -----------------------------------------------------------------------------------------------------------------------------
       PACCAR, Inc.                                                                                      35,400            2,473,575
       -----------------------------------------------------------------------------------------------------------------------------
       Textron, Inc.                                                                                     56,700            6,314,962
       -----------------------------------------------------------------------------------------------------------------------------
       U.S. Industries, Inc.(2)                                                                         119,400            4,313,325
                                                                                                                        ------------
                                                                                                                          29,028,342

------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.5%
       Union Pacific Corp.                                                                               54,700            3,487,125
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--12.7%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--3.7%
       General Dynamics Corp.                                                                            26,700            1,902,375
       -----------------------------------------------------------------------------------------------------------------------------
       Lockheed Martin Corp.                                                                             35,071            3,138,855
       -----------------------------------------------------------------------------------------------------------------------------
       Thiokol Corp.                                                                                      4,800              313,200
       -----------------------------------------------------------------------------------------------------------------------------
       TRW, Inc.                                                                                         59,500            3,101,438
                                                                                                                        ------------
                                                                                                                           8,455,868

6      Oppenheimer Disciplined Value Fund

                                                                                                                     MARKET VALUE
                                                                                                 SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--6.7%
       Compaq Computer Corp.(2)                                                                          28,300       $    2,416,113
       -----------------------------------------------------------------------------------------------------------------------------
       Dell Computer Corp.(2)                                                                            20,900            1,749,069
       -----------------------------------------------------------------------------------------------------------------------------
       Gateway 2000, Inc.(2)                                                                             36,700            2,013,913
       -----------------------------------------------------------------------------------------------------------------------------
       Seagate Technology(2)                                                                            101,400            4,651,725
       -----------------------------------------------------------------------------------------------------------------------------
       Storage Technology Corp. (New)(2)                                                                124,700            4,380,088
                                                                                                                        ------------
                                                                                                                          15,210,908

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--2.3%
       Intel Corp.                                                                                       15,200            2,327,500
       -----------------------------------------------------------------------------------------------------------------------------
       Micron Electronics, Inc.(2)                                                                       27,300              556,238
       -----------------------------------------------------------------------------------------------------------------------------
       SCI Systems, Inc.(2)                                                                              36,600            2,260,050
                                                                                                                        ------------
                                                                                                                           5,143,788

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--9.7%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
       American Electric Power Co., Inc.                                                                 29,800            1,206,900
       -----------------------------------------------------------------------------------------------------------------------------
       CalEnergy, Inc.(2)                                                                                66,400            2,597,900
       -----------------------------------------------------------------------------------------------------------------------------
       Entergy Corp.                                                                                     69,900            1,633,913
       -----------------------------------------------------------------------------------------------------------------------------
       FPL Group, Inc.                                                                                   39,800            1,776,075
                                                                                                                        ------------
                                                                                                                           7,214,788

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--3.3%
       Columbia Gas System, Inc.                                                                         68,700            4,250,813
       -----------------------------------------------------------------------------------------------------------------------------
       PanEnergy Corp.                                                                                   33,900            1,500,075
       -----------------------------------------------------------------------------------------------------------------------------
       Questar Corp.                                                                                     43,300            1,645,400
                                                                                                                        ------------
                                                                                                                           7,396,288

------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--3.2%
       GTE Corp.                                                                                         56,100            2,573,588
       -----------------------------------------------------------------------------------------------------------------------------
       U S West Communications Group                                                                    133,700            4,696,213
                                                                                                                        ------------
                                                                                                                           7,269,801
                                                                                                                        ------------
       Total Common Stocks (Cost $180,077,081)                                                                           206,200,756

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $198,877,081)                                                            99.4%         225,000,756
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                             0.6            1,290,035
                                                                                                  -------------        -------------
NET ASSETS                                                                                                100.0%        $226,290,791
                                                                                                  =============        =============

1. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

2. Non-income producing security.

See accompanying Notes to Financial Statements.

7      Oppenheimer Disciplined Value Fund

STATEMENT OF ASSETS AND LIABILITIES   April 30, 1997 (Unaudited)

====================================================================================================================================
ASSETS
       Investments, at value (cost $198,877,081)--see accompanying statement                                            $225,000,756
       -----------------------------------------------------------------------------------------------------------------------------
       Cash                                                                                                                   45,496
       -----------------------------------------------------------------------------------------------------------------------------
       Receivables:
       Investments sold                                                                                                   11,678,293
       Shares of capital stock sold                                                                                          701,671
       Interest and dividends                                                                                                153,280
       -----------------------------------------------------------------------------------------------------------------------------
       Other                                                                                                                   7,465
                                                                                                                        ------------
       Total assets                                                                                                      237,586,961

====================================================================================================================================
LIABILITIES
       Payables and other liabilities:
       Investments purchased                                                                                              10,847,156
       Shares of capital stock redeemed                                                                                      347,403
       Directors' fees--Note 1                                                                                                40,004
       Distribution and service plan fees                                                                                     27,968
       Transfer and shareholder servicing agent fees                                                                           1,183
       Other                                                                                                                  32,456
                                                                                                                        ------------
       Total liabilities                                                                                                  11,296,170

====================================================================================================================================
NET ASSETS                                                                                                              $226,290,791
                                                                                                                        ============

====================================================================================================================================
COMPOSITION OF
NET ASSETS
       Par value of shares of capital stock                                                                                  $11,197
       -----------------------------------------------------------------------------------------------------------------------------
       Additional paid-in capital                                                                                        180,319,895
       -----------------------------------------------------------------------------------------------------------------------------
       Undistributed net investment income                                                                                   975,826
       -----------------------------------------------------------------------------------------------------------------------------
       Accumulated net realized gain on investment transactions                                                           18,860,198
       -----------------------------------------------------------------------------------------------------------------------------
       Net unrealized appreciation on investments--Note 3                                                                 26,123,675
                                                                                                                        ------------
       Net assets                                                                                                       $226,290,791
                                                                                                                        ============

====================================================================================================================================
NET ASSET VALUE
PER SHARE
       Class A Shares:
       Net asset value and redemption price per share (based on net assets of
       $147,939,394 and 7,318,295 shares of capital stock outstanding)                                                        $20.22
       Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                        $21.45

       -----------------------------------------------------------------------------------------------------------------------------
       Class B Shares:
       Net asset value, redemption price and offering price per share (based on net assets of
       $13,098,292 and 645,574 shares of capital stock outstanding)                                                           $20.29

       -----------------------------------------------------------------------------------------------------------------------------
       Class C Shares:
       Net asset value, redemption price and offering price per share (based on net assets of
       $3,801,380 and 189,378 shares of capital stock outstanding)                                                            $20.07

       -----------------------------------------------------------------------------------------------------------------------------
       Class Y Shares:
       Net asset value, redemption price and offering price per share (based on net assets of
       $61,451,725 and 3,043,461 shares of capital stock outstanding)                                                         $20.19

       See accompanying Notes to Financial Statements.

8      Oppenheimer Disciplined Value Fund

STATEMENT OF OPERATIONS   For the Six Months Ended April 30, 1997 (Unaudited)

===================================================================================================================================
INVESTMENT INCOME
       Dividends (net of foreign withholding taxes of $1,499)                                                            $1,496,277
       ----------------------------------------------------------------------------------------------------------------------------
       Interest                                                                                                             764,954
                                                                                                                         ----------
       Total income                                                                                                       2,261,231

===================================================================================================================================
EXPENSES
       Management fees--Note 4                                                                                              653,462
       ----------------------------------------------------------------------------------------------------------------------------
       Distribution and service plan fees--Note 4:
       Class A                                                                                                              181,035
       Class B                                                                                                               44,206
       Class C                                                                                                                8,693
       ----------------------------------------------------------------------------------------------------------------------------
       Transfer and shareholder servicing agent fees--Note 4                                                                 94,788
       ----------------------------------------------------------------------------------------------------------------------------
       Shareholder reports                                                                                                   49,682
       ----------------------------------------------------------------------------------------------------------------------------
       Directors' fees and expenses--Note 1                                                                                  30,895
       ----------------------------------------------------------------------------------------------------------------------------
       Registration and filing fees:
       Class B                                                                                                                2,227
       Class C                                                                                                                  947
       Class Y                                                                                                               18,083
       ----------------------------------------------------------------------------------------------------------------------------
       Legal and auditing fees                                                                                               18,872
       ----------------------------------------------------------------------------------------------------------------------------
       Insurance expenses                                                                                                     2,633
       ----------------------------------------------------------------------------------------------------------------------------
       Other                                                                                                                  3,472
                                                                                                                        -----------
       Total expenses                                                                                                     1,108,995

===================================================================================================================================
NET INVESTMENT INCOME                                                                                                     1,152,236

===================================================================================================================================
REALIZED AND
UNREALIZED GAIN (LOSS)
       Net realized gain on investments                                                                                  18,997,672
       ----------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation or depreciation on investments                                                (265,493)
                                                                                                                        -----------
       Net realized and unrealized gain                                                                                  18,732,179

===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    $19,884,415
                                                                                                                        ===========

       See accompanying Notes to Financial Statements.

9      Oppenheimer Disciplined Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SIX MONTHS
                                                                                                 ENDED               PERIOD ENDED
                                                                                                 APRIL 30, 1997      OCTOBER 31,
                                                                                                 (UNAUDITED)         1996(1)
==================================================================================================================================
OPERATIONS
       Net investment income                                                                      $   1,152,236      $   1,149,629
       ---------------------------------------------------------------------------------------------------------------------------
       Net realized gain                                                                             18,997,672         13,385,207
       ---------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation or depreciation                                           (265,493)           665,122
                                                                                                  -------------      -------------
       Net increase in net assets resulting from operations                                          19,884,415         15,199,958

==================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
       Dividends from net investment income:
       Class A                                                                                         (641,621)          (669,566)
       Class B                                                                                          (12,556)           (11,039)
       Class C                                                                                           (1,655)            (1,428)
       Class Y                                                                                               (3)                --
       ---------------------------------------------------------------------------------------------------------------------------
       Distributions from net realized gain:
       Class A                                                                                      (12,874,637)          (841,952)
       Class B                                                                                         (494,687)           (19,962)
       Class C                                                                                          (63,782)            (1,789)
       Class Y                                                                                              (69)                --

==================================================================================================================================
CAPITAL STOCK
TRANSACTIONS
       Net increase (decrease) in net assets resulting from capital stock transactions--Note 2:
       Class A                                                                                      (37,126,283)        49,316,623
       Class B                                                                                        7,050,674          4,851,609
       Class C                                                                                        3,095,800            696,522
       Class Y                                                                                       60,121,687                 --

==================================================================================================================================
NET ASSETS
       Total increase                                                                                38,937,283         68,518,976
       ---------------------------------------------------------------------------------------------------------------------------
       Beginning of period                                                                          187,353,508        118,834,532
                                                                                                  -------------      -------------
       End of period (including undistributed net investment income
       of $975,826 and $479,425, respectively)                                                     $226,290,791       $187,353,508
                                                                                                  =============      =============

1. The Fund changed its fiscal year end from December 31 to October 31.

See accompanying Notes to Financial Statements.

10     Oppenheimer Disciplined Value Fund

FINANCIAL HIGHLIGHTS

                                                CLASS A
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS
                                                ENDED         PERIOD
                                                APRIL 30,     ENDED
                                                1997          OCT. 31,      YEAR ENDED DECEMBER 31,
                                                (UNAUDITED)   1996(4)       1995     1994            1993         1992
===========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $19.65         $17.84        $14.20      $15.14       $14.20        $14.40
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               .15            .15           .25         .22          .30           .26
Net realized and unrealized
gain (loss)                                        1.90           1.88          4.88        (.32)        2.64          1.44
                                                 ------         ------        ------      ------       ------        ------
Total income (loss) from
investment operations                              2.05           2.03          5.13        (.10)        2.94          1.70

---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                             (.07)          (.10)         (.25)       (.22)        (.30)         (.26)
Distributions from net realized gain              (1.41)          (.12)        (1.24)       (.62)       (1.70)        (1.64)
                                                 ------         ------        ------      ------       ------        ------
Total dividends and distributions
to shareholders                                   (1.48)          (.22)        (1.49)       (.84)       (2.00)        (1.90)

---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $20.22         $19.65        $17.84      $14.20       $15.14        $14.20
                                                 ======         ======        ======      ======       ======        ======

===========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)               10.69%         11.41%        36.40%     (0.65)%       20.91%        11.99%

===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                 $147,939       $180,784      $118,118     $78,390      $64,495       $45,600
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $190,645       $135,940       $98,063     $71,956      $54,682       $42,432
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              1.19%(6)       1.01%(6)      1.53%       1.50%        1.95%         1.74%
Expenses                                           1.00%(6)       1.13%(6)      1.22%       1.02%        1.05%         1.12%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                         50.7%          73.9%         69.7%       98.5%        99.7%        141.7%
Average brokerage
commission rate(8)                              $0.0699        $0.0697            --          --           --            --


                                       CLASS B                                       CLASS C                     CLASS Y
                                       -------------------------------------------   ------------------------    -------------
                                       SIX MONTHS                                    SIX MONTHS                  PERIOD
                                       ENDED                                         ENDED          PERIOD       ENDED
                                       APRIL 30,          PERIOD ENDED               APRIL 30,      ENDED        APRIL 30,
                                       1997               OCT. 31,       DEC. 31,    1997           OCT. 31,     1997(1)
                                       (UNAUDITED)        1996(4)        1995(3)     (UNAUDITED)    1996(2)      (UNAUDITED)
==============================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $19.77          $18.08         $17.83        $19.57        $18.79          $20.31
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .04             .05            .02           .06           .06             .08
Net realized and unrealized
gain (loss)                                    1.93            1.83           1.40          1.89           .94            1.28
                                             ------          ------         ------        ------        ------          ------
Total income (loss) from
investment operations                          1.97            1.88           1.42          1.95          1.00            1.36

------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                         (.04)           (.07)          (.02)         (.04)         (.10)           (.07)
Distributions from net realized gain          (1.41)           (.12)         (1.15)        (1.41)         (.12)          (1.41)
                                             ------          ------         ------        ------        ------          ------
Total dividends and distributions
to shareholders                               (1.45)           (.19)         (1.17)        (1.45)         (.22)          (1.48)

------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $20.29          $19.77         $18.08        $20.07        $19.57          $20.19
                                             ======          ======         ======        ======        ======          ======

==============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)           10.16%          10.43%          8.04%        10.17%         5.35%           6.93%

==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                              $13,098          $5,854           $717        $3,801          $715         $61,452
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $8,960          $2,903           $306        $1,771          $342         $13,123
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          0.23%(6)        0.22%(6)       0.21%(6)      0.02%(6)      0.04%(6)        0.32%(6)
Expenses                                       1.87%(6)        1.88%(6)       1.97%(6)      1.93%(6)      1.87%(6)        1.25%(6)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                     50.7%           73.9%          69.7%         50.7%         73.9%           50.7%
Average brokerage
commission rate(8)                          $0.0699         $0.0697             --       $0.0699       $0.0697         $0.0699


1. For the period from December 16, 1996 (inception of offering) to April 30, 1997.
2. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
3. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
4. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $120,314,789 and $93,417,490, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
See accompanying Notes to Financial Statements.

11     Oppenheimer Disciplined Value Fund

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
      Oppenheimer Disciplined Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

      --------------------------------------------------------------------------
      INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

      --------------------------------------------------------------------------
      REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

      --------------------------------------------------------------------------
      ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

      --------------------------------------------------------------------------
      DIRECTORS' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service.
      During the six months ended April 30, 1997, a provision of $33,667 was made for the Fund's projected benefit obligations and payments of $3,016 were made to retired directors, resulting in an accumulated liability of $38,627.

      --------------------------------------------------------------------------
      FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

      --------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

12     Oppenheimer Disciplined Value Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)
        CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
        (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

        ------------------------------------------------------------------------
        OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF
   CAPITAL STOCK
        The Fund has authorized 500 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                                                    SIX MONTHS ENDED APRIL 30, 1997(2)           PERIOD ENDED OCTOBER 31, 1996(1)
                                                    ---------------------------------------      ----------------------------------
                                                    SHARES            AMOUNT                     SHARES                 AMOUNT
       ----------------------------------------------------------------------------------------------------------------------------
       Class A:
       Sold                                           1,871,157         $37,759,269                3,132,678            $59,597,763
       Dividends and distributions reinvested           682,646          13,379,887                   79,955              1,491,345
       Redeemed                                      (4,436,709)        (88,265,439)                (630,553)           (11,772,485)
                                                   ------------        ------------             ------------           ------------
       Net increase (decrease)                       (1,882,906)       $(37,126,283)               2,582,080            $49,316,623
                                                   ============        ============             ============           ============

       ----------------------------------------------------------------------------------------------------------------------------
       Class B:
       Sold                                             349,773        $  7,066,407                  261,924            $ 4,955,930
       Dividends and distributions reinvested            24,958             492,662                    1,535                 28,899
       Redeemed                                         (25,257)           (508,395)                  (6,999)              (133,220)
                                                   ------------        ------------             ------------           ------------
       Net increase                                     349,474        $  7,050,674                  256,460            $ 4,851,609
                                                   ============        ============             ============           ============

       ----------------------------------------------------------------------------------------------------------------------------
       Class C:
       Sold                                             150,981        $  3,059,576                   36,414            $   694,306
       Dividends and distributions reinvested             3,239              63,228                      172                  3,206
       Redeemed                                          (1,375)            (27,004)                     (53)                  (990)
                                                   ------------        ------------             ------------           ------------
       Net increase                                     152,845        $  3,095,800                   36,533            $   696,522
                                                   ============        ============             ============           ============

       ----------------------------------------------------------------------------------------------------------------------------
       Class Y:
       Sold                                           3,066,386        $ 60,568,653                       --            $        --
       Redeemed                                         (22,925)           (446,966)                      --                     --
                                                   ------------        ------------             ------------           ------------
       Net increase                                   3,043,461        $ 60,121,687                       --            $        --
                                                   ============        ============             ============           ============

1. For the ten months ended October 31, 1996 for Class A and Class B shares and for the period from May 1, 1996 (inception of offering) to October 31, 1996 for Class C shares. The Fund changed its fiscal year end from December 31 to October 31.
2. For the six months ended April 30, 1997 for Class A, B and C shares and for the period from December 16, 1996 (inception of offering) to April 30, 1997 for Class Y shares.

13     Oppenheimer Disciplined Value Fund

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS
        At April 30, 1997, net unrealized appreciation on investments of $26,123,675 was composed of gross appreciation of $29,128,208, and gross depreciation of $3,004,533.

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
        Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million.

                 For the six months ended April 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $351,382, of which $284,343 was retained by OppenheimerFunds Distributor, Inc.
        (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $239,669 and $27,839, of which $97,170 and $2,204, respectively, was paid to an affiliated broker/dealer. During the six months ended April 30, 1997, OFDI received contingent deferred sales charges of $7,582 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                 OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                 The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months April 30, 1997, OFDI paid $164,617 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                 The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1997, OFDI retained $42,071 and $8,223, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. As of April 30, 1997, OFDI had incurred unreimbursed expenses of $393,760 for Class B and $61,837 for Class C.

================================================================================
5. SUBSEQUENT EVENT
        Effective June 11, 1997, the custodian of portfolio securities will change from State Street Bank and Trust Company to The Bank of New
        York.

14     Oppenheimer Disciplined Value Fund

OPPENHEIMER DISCIPLINED VALUE FUND
A Series of Oppenheimer Series Fund, Inc.

================================================================================
OFFICERS AND DIRECTORS
       Leon Levy, Chairman of the Board of Directors
       Donald W. Spiro, Vice Chairman of the Board of Directors
       Bridget A. Macaskill, Director and President
       Robert G. Galli, Director
       Benjamin Lipstein, Director
       Elizabeth B. Moynihan, Director
       Kenneth A. Randall, Director
       Edward V. Regan, Director
       Russell S. Reynolds, Jr., Director
       Pauline Trigere, Director
       Clayton K. Yeutter, Director
       Peter M. Antos, Vice President
       Robert C. Doll, Jr., Vice President
       Stephen F. Libera, Vice President
       Michael C. Strathearn, Vice President
       Kenneth B. White, Vice President
       Arthur J. Zimmer, Vice President
       George C. Bowen, Treasurer
       Robert J. Bishop, Assistant Treasurer
       Scott T. Farrar, Assistant Treasurer
       Andrew J. Donohue, Secretary
       Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER
       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR
       OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER SERVICING AGENT
       OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES
       State Street Bank and Trust Company

================================================================================
INDEPENDENT AUDITORS
        KPMG Peat Marwick LLP

================================================================================
LEGAL COUNSEL
        Gordon Altman Butowsky Weitzen Shalov & Wein

        The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Disciplined Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Value Fund. For material information concerning the Fund, see the Prospectus.
        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

15     Oppenheimer Disciplined Value Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0375.001.0497       June 30, 1997

[PHOTO]

Customer Service Representative
OppenheimerFunds Services

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

-------------------
Bulk Rate
U.S. Postage
PAID
Permit No. 469
Denver, CO
-------------------